Cover	Jan. 29, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2024
Entity File Number	001-41216
Entity Registrant Name	10X CAPITAL VENTURE ACQUISITION CORP. III
Entity Central Index Key	0001848948
Entity Tax Identification Number	98-1611637
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 World Trade Center
Entity Address, Address Line Two	85th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	257-0069
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	VCXB.U
Security Exchange Name	NYSEAMER
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VCXB
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	VCXB WS
Security Exchange Name	NYSEAMER